Shareholder Report	6 Months Ended
Jul. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 31, 2025
C000006471 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class A
Trading Symbol	MHITX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006476 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class B
Trading Symbol	MHIBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006477 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class C
Trading Symbol	MHICX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006478 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class I
Trading Symbol	MHIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$31	0.61%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.61%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006480 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R1
Trading Symbol	MHIGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$81	1.61%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	1.61%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006482 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R2
Trading Symbol	MIHRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$56	1.11%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	1.11%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006483 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R3
Trading Symbol	MHIHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$43	0.86%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.86%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006472 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R4
Trading Symbol	MHIJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000116932 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Income Fund
Class Name	Class R6
Trading Symbol	MHIKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
Net Assets	$ 1,962,981,576
Holdings Count | Holding	367
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	1,962,981,576	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	367	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	29
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income ~	96.9%
Money Market Funds	3.1%
Equities	0.0%
Composition including fixed income credit quality
BB	40.6%
B	41.3%
CCC	12.7%
CC	0.2%
D	0.6%
Not Rated	0.0%
Non-Fixed Income	1.5%
Money Market Funds	3.1%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
~ The fund invests a portion of its assets in Exchange-Traded Funds (ETFs) or Options on ETFs to gain fixed income exposure. Percentages include the direct exposure from investing in ETFs or Options on ETFs and not the indirect exposure to the underlying holdings.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006484 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class A
Trading Symbol	MHOAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
A	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[1]
Expense Ratio, Percent	1.05%	[1]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006485 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class B
Trading Symbol	MHOBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
B	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 91	[2]
Expense Ratio, Percent	1.80%	[2]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006486 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class C
Trading Symbol	MHOCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
C	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 91	[3]
Expense Ratio, Percent	1.80%	[3]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006487 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class I
Trading Symbol	MHOIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
I	$40	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 40	[4]
Expense Ratio, Percent	0.80%	[4]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064677 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R1
Trading Symbol	MHORX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R1	$91	1.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 91	[5]
Expense Ratio, Percent	1.80%	[5]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064678 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R2
Trading Symbol	MHOSX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R2	$66	1.30%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 66	[6]
Expense Ratio, Percent	1.30%	[6]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064679 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R3
Trading Symbol	MHOTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R3	$53	1.05%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 53	[7]
Expense Ratio, Percent	1.05%	[7]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064680 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R4
Trading Symbol	MHOUX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R4	$40	0.80%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 40	[8]
Expense Ratio, Percent	0.80%	[8]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000064681 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Global High Yield Fund
Class Name	Class R6
Trading Symbol	MHOVX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Global High Yield Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment ~	Costs paid as a percentage of a $10,000 investment (annualized) ~
R6	$35	0.70%
˜ Expenses are direct expenses and do not include underlying fund fees and expenses.

Expenses Paid, Amount	$ 35	[9]
Expense Ratio, Percent	0.70%	[9]
Net Assets	$ 192,575,786
Holdings Count | Holding	128
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	192,575,786	Average Effective Maturity (yrs):	3.8
Total Number of Holdings:	128	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	18
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	97.5%
Money Market Funds	2.4%
Equities	0.1%
Issuer country weightings
United States	57.5%
United Kingdom	4.4%
Canada	4.2%
Italy	3.6%
France	3.0%
Mexico	2.6%
Luxembourg	2.5%
Brazil	2.0%
Netherlands	1.4%
Other Countries	18.8%
Composition including fixed income credit quality
BB	43.1%
B	42.5%
CCC	10.9%
CC	0.5%
C	0.5%
Non-Fixed Income	0.1%
Money Market Funds	2.4%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
The fund invests a portion of its assets in the MFS High Yield Pooled Portfolio. Percentages include the indirect exposure to the underlying holdings of the MFS High Yield Pooled Portfolio and not the direct exposure from investing in the MFS High Yield Pooled Portfolio itself.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006488 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class A
Trading Symbol	MMHYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 4,848,725,698
Holdings Count | Holding	1,931
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006489 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class B
Trading Symbol	MMHBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$70	1.43%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	1.43%
Net Assets	$ 4,848,725,698
Holdings Count | Holding	1,931
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000006490 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class C
Trading Symbol	MMHCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$82	1.68%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	1.68%
Net Assets	$ 4,848,725,698
Holdings Count | Holding	1,931
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000103072 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class I
Trading Symbol	MMIIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$33	0.68%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.68%
Net Assets	$ 4,848,725,698
Holdings Count | Holding	1,931
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000191232 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® Municipal High Income Fund
Class Name	Class R6
Trading Symbol	MMHKX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS Municipal High Income Fund for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$29	0.59%

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.59%
Net Assets	$ 4,848,725,698
Holdings Count | Holding	1,931
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	4,848,725,698	Average Effective Maturity (yrs):	20.1
Total Number of Holdings:	1,931	Average Effective Duration (yrs):	8.8
Portfolio Turnover Rate (%):	5
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.3%
Money Market Funds	1.7%
Equities	0.0%
Composition including fixed income credit quality
AAA	1.0%
AA	10.7%
A	15.4%
BBB	21.2%
BB	13.4%
B	2.9%
CCC	0.6%
CC	1.0%
Not Rated	32.1%
Non-Fixed Income	0.0%
Money Market Funds	1.7%
Industries
Healthcare Revenue - Long Term Care	14.4%
Healthcare Revenue - Hospitals	12.2%
Secondary Schools	9.8%
Miscellaneous Revenue - Other	8.0%
Airport Revenue	6.3%
Multi-Family Housing Revenue	6.3%
Universities - Colleges	4.2%
Universities - Dormitories	3.9%
Sales & Excise Tax Revenue	3.9%
Utilities - Other	3.0%
Other Industries	28.0%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.
For purposes of these classifications, MFS uses its own internal sector/industry classification methodology, which may deviate from classification methodologies used by other industry participants (e.g., the Global Industry Classification Standard).

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

C000118060 [Member]
Shareholder Report [Line Items]
Fund Name	MFS® High Yield Pooled Portfolio
Class Name	MFS® High Yield Pooled Portfolio
Trading Symbol	HYPPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about MFS High Yield Pooled Portfolio for the period of February 1, 2025 to July 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
MFS High Yield Pooled Portfolio	$2	0.03%

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.03%
Net Assets	$ 559,433,224
Holdings Count | Holding	362
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 7/31/25
Net Assets ($):	559,433,224	Average Effective Maturity (yrs):	3.7
Total Number of Holdings:	362	Average Effective Duration (yrs):	2.8
Portfolio Turnover Rate (%):	27
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 7/31/25)
Portfolio structure
Fixed Income	98.1%
Money Market Funds	1.8%
Equities	0.1%
Composition including fixed income credit quality
BB	41.7%
B	42.4%
CCC	13.2%
CC	0.2%
D	0.6%
Non-Fixed Income	0.1%
Money Market Funds	1.8%
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

Credit Ratings Selection [Text Block]
Ratings are assigned using Moody’s, Fitch, and Standard & Poor’s and applying a hierarchy: If all 3 agencies rate a security, the middle rating is assigned; if 2 agencies rate a security, the lower rating is assigned. If none of the 3 agencies rate a security, we use DBRS Morningstar. If none of the 4 agencies rate a security, we use Kroll Bond Rating Agency. Ratings are shown in the S&P and Fitch scale (e.g., AAA). All ratings are subject to change.

[1]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[2]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[3]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[4]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[5]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[6]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[7]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[8]	Expenses are direct expenses and do not include underlying fund fees and expenses.
[9]	Expenses are direct expenses and do not include underlying fund fees and expenses.